Notes and Capital Lease Payable (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012
2014	$ 13,000
2015	13,000
2016	12,000
2017	5,000
2018	4,000
Net minimum lease payments	47,000
Less: Amount representing interest	(10,000)
Present value of net minimum lease payments	37,000
Less: Current maturities of capital lease obligations	(8,000)
Capital lease payable	$ 29,000